SCHEDULE OF SHORT-TERM BANK DEBT (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Secured short-term loans	$ 6,765,931	$ 7,203,762
Total short-term bank loans	$ 6,765,931	$ 7,203,762